Employees and Personnel Costs - Wages and Salaries (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employees and Personnel Costs
Wages and Salaries	kr 123,597	kr 49,608	kr 22,173
Parent Company | Board and executive management
Employees and Personnel Costs
Wages and Salaries	27,792	19,211	13,109
Parent Company | Other employees
Employees and Personnel Costs
Wages and Salaries	33,370	15,598	6,091
Subsidiaries | Board and executive management
Employees and Personnel Costs
Wages and Salaries	4,983	3,184	kr 2,973
Subsidiaries | Other employees
Employees and Personnel Costs
Wages and Salaries	kr 57,452	kr 11,615